Notes Related to the Consolidated Statements of Financial Position - Additional Information (Detail) - EUR (€)	1 Months Ended	12 Months Ended
	Jul. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 29, 2020	Dec. 31, 2016	Dec. 31, 2012
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Assets under construction		€ 1,596,000	€ 1,596,000
Intangible assets not yet used and impaired		€ 1,036,000
Depreciation period description		Property, plant, and equipment are depreciated on the basis of the straight-line method over their estimated useful life. The non-reusable fixtures of property rented are depreciated over the term of their own lifetime or of the term of the rental agreement, whichever is shorter.
Property, plant and equipment held under finance leases			37,000	€ 113,000
Increase in net value right of use	€ 4,121,000
Impact in net value right of use due to relocation	€ 4,026,000
Decrease in net value right of use		€ 339,000
Value added tax receivables		942,000	949,000	1,016,000
Credit notes receivable		570,000	863,000	101,000
Prepayments to suppliers		1,295,000	3,180,000	570,000
Term deposits		€ 5,107,000	€ 16,000,000	€ 11,000,000
Maturities of term deposit		one month		January 1, 2019
Notice period for availability of term deposits				32 days
Number of shares fully paid up		17,940,035	17,940,035	17,937,559		8,732,648
Nominal value		€ 0.10
Costs of issuing ordinary shares				€ 16,722,000
Defined benefit plan received		€ 0
Tedac project [member]
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Conditional advance granted by BPI France		4,895,000
Conditional advance received					€ 2,979,000	€ 1,119,000	€ 63,000
Repayment upon achieving cumulative sales		€ 5,281,000
Percentage of annuity equal to income generated through the sale of intellectual property rights		50.00%
Conditional advance repayment limit		€ 5,281,000
Tedac project [member] | June thirty of first year in which cumulative sales condition is achieved [member]
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Repayment of conditional advance		500,000
Tedac project [member] | June thirty of second year in which cumulative sales condition is achieved [member]
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Repayment of conditional advance		750,000
Tedac project [member] | June thirty of third year in which cumulative sales condition is achieved [member]
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Repayment of conditional advance		1,500,000
Tedac project [member] | June thirty of fourth year in which cumulative sales condition is achieved [member]
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Repayment of conditional advance		2,531,000
Tedac project [member] | Second phase [member]
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Conditional advance repayment limit		15,000,000
Amount upon achieving cumulative sales		€ 60,000,000
Percentage of payment through sales generated by the products developed within the project		2.50%
Conditional advance repayment term		5 years
Tedac project [member] | Minimum [Member]
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Condition of repayment: amount of cumulative sales		€ 10,000,000
Societe Generale [member]
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Bank loan received				€ 1,900,000
Interest rate				0.40%
Repayment terms				36 month
Term deposits one [member]
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Term deposits			€ 11,000,000
Maturities of term deposit			January 2019
Term deposits two [member]
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Term deposits			€ 5,000,000
Maturities of term deposit			January 2019
Convertible to cash [member]
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Term deposits		100,000
Equipments
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Property, plant and equipment held under finance leases				€ 37,000
Office And Computers
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Property, plant and equipment held under finance leases				€ 76,000
Fixtures and fittings [member]
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Assets capitalized		10,600,000	€ 13,400,000
Fixtures and Fittings Princeton
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Assets capitalized		10,600,000	11,900,000
Fixtures and Fittings Lyon
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Assets capitalized		€ 700,000	€ 1,200,000